Financial assets and financial liabilities - Contractual undiscounted amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 950,202	R$ 520,934
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	99,697	41,706
Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	323,339	260,295
Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		7,881
Payables from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	507,361	155,595
Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	19,805	55,457
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	170,812	229,594
Less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	99,697	41,706
Less than 1 year | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	51,310	28,379
Less than 1 year | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		3,914
Less than 1 year | Payables from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		155,595
Less than 1 year | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	19,805
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	569,928	82,261
1 to 3 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	62,567	55,623
1 to 3 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		1,957
1 to 3 years | Payables from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	507,361
1 to 3 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		24,681
3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	40,804	55,933
3 to 5 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	40,804	54,484
3 to 5 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		1,449
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	168,658	153,146
More than 5 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 168,658	121,809
More than 5 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		561
More than 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		R$ 30,776